Segment Reporting (Details) - Schedule of reconciliation from reportable segment income - Reportable Segments [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net revenues
Total revenue from reportable segments	$ 16,395,318	$ 22,520,903	$ 14,313,446
Other revenues	993,899	901,103	929,836
Consolidated net revenues	17,389,217	23,422,006	15,243,282
Income or loss
Total operating income (loss) for reportable segments	(4,789,953)	(2,040,656)	186,758
Other income for reportable segments	182,372	23,043	234,425
Total income (loss) for reportable segments	(4,607,581)	(2,017,613)	421,183
Unallocated amounts:
Other corporate gain (expense)	(2,252,525)	(1,779,032)	29,178
Consolidated income (loss) from continuing operations before income taxes	$ (6,860,106)	$ (3,796,645)	$ 450,361